Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On November 1, 2012, the Company authorized the issuance of 15,000 options with an exercise price of $1.00 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

On November 6, 2012, the Company authorized the issuance of 13,000 options with an exercise price of $0.88 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

On November 26, 2012, the Company authorized the issuance of 11,500 options with an exercise price of $0.70 per share. The options will vest equally over a four-year period beginning on the first anniversary of the date of grant.

NOTE 11	SUBSEQUENT EVENTS

On January 13, 2012, the Company authorized the issuance of 170,000 options having an exercise price of $1.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 17, 2012, the Company authorized the issuance of 35,000 options having an exercise price of $1.01 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $1.47 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On January 30, 2012, the Company authorized the issuance of 150,000 options having an exercise price of $3.00 per share. The options will vest equally over a four year period beginning on the first anniversary of the date of grant. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

In addition, the Company authorized a $604,000 cash bonus to its employees, President and Chief Executive Officer and Co-Founder.